united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

4221 North 203rd Street, Ste 100, Elkhorn, Nebraska 68022

(Address of principal executive offices) (Zip code)

Eric Kane, Gemini Fund Services

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 9/30

Date of reporting period: 3/31/21

Item 1. Reports to Stockholders.

Class I Shares – LSEIX

Semi-Annual Report

March 31, 2021

1-855-233-8300

www.persimmonfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Persimmon Long/Short Fund
Portfolio Review (Unaudited)
March 31, 2021

The Fund’s performance figures* for the period ended March 31, 2021, as compared to its benchmark:

				Annualized
			Annualized	Since Inception
	Six Months	One Year	Five Years	(12/31/2012)
Persimmon Long Short Fund - Class I	6.67%	21.48%	3.69%	3.71%
HFRX Equity Hedge Index **	10.63%	23.88%	4.08%	3.28%
S&P 500 Total Return Index ***	19.07%	56.35%	16.29%	15.53%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated using the traded net asset value on March 31, 2021. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual gross operating expenses as stated in the fee table of the Fund’s prospectus dated February 1, 2021 are 2.13% for Class I Shares. Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%. The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2022, to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expenses on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses (such as litigation expenses, which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 1.99% of the daily average net assets attributable to Class I shares. The Advisor may seek reimbursement only for fees waived or expenses paid by it during the prior three years; provided, however, that such fees and expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement). Reimbursements will only be sought if total expenses remain below the expenses limitation in place now or at the time of waiver or reimbursement. The Board may terminate this expense reimbursement arrangement at any time. For performance information current to the most recent month-end, please call 1-855-233-8300.

**	HFRX Equity Hedge Index is a daily index of Long/Short Equity Hedge Fund Returns provided by Hedge Fund Research (hedgefundresearch.com). Index performance returns do not reflect any management fees, transaction costs or expenses. You cannot invest directly in an index.

***	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.

Asset Class	% of Net Assets
Common Stock	92.0%
Short-Term Investment	4.7%
Exchanged-Traded Funds	2.7%
Other Assets In Excess of Liabilities	0.6%
Total	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 92.0%
	ADVERTISING & MARKETING - 0.1%
383	Interpublic Group of Companies, Inc. (The)	$11,184
230	Omnicom Group, Inc.	17,054
		28,238
	AEROSPACE & DEFENSE - 1.6%
558	Boeing Company (The)	142,135
240	General Dynamics Corporation	43,574
364	Howmet Aerospace, Inc.	11,695
48	Huntington Ingalls Industries, Inc.	9,881
234	L3Harris Technologies, Inc.	47,427
230	Lockheed Martin Corporation	84,985
174	Northrop Grumman Corporation	56,313
1,536	Raytheon Technologies Corporation	118,687
36	Teledyne Technologies, Inc.(a)	14,891
253	Textron, Inc.	14,188
46	TransDigm Group, Inc.	27,044
		570,820
	APPAREL & TEXTILE PRODUCTS - 0.7%
340	Hanesbrands, Inc.	6,688
1,239	NIKE, Inc., Class B	164,652
75	PVH Corporation	7,928
52	Ralph Lauren Corporation	6,404
310	Tapestry, Inc.	12,775
234	Under Armour, Inc., Class A(a)	5,185
244	Under Armour, Inc., Class C(a)	4,504
344	VF Corporation	27,492
		235,628
	ASSET MANAGEMENT - 0.7%
109	Ameriprise Financial, Inc.	25,337
120	BlackRock, Inc.	90,476
1,157	Charles Schwab Corporation (The)	75,414
264	Franklin Resources, Inc.	7,814
392	Invesco Ltd.	9,886
124	Raymond James Financial, Inc.	15,197

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 92.0% (Continued)
	ASSET MANAGEMENT - 0.7% (Continued)
217	T Rowe Price Group, Inc.	$37,237
		261,361
	AUTOMOTIVE - 1.9%
235	Aptiv plc	32,407
198	BorgWarner, Inc.	9,179
3,772	Ford Motor Company	46,207
1,149	General Motors Company	66,022
765	Tesla, Inc.(a)	510,966
		664,781
	BANKING - 4.2%
7,503	Bank of America Corporation	290,291
2,039	Citigroup, Inc.	148,337
442	Citizens Financial Group, Inc.	19,514
147	Comerica, Inc.	10,546
730	Fifth Third Bancorp	27,339
183	First Republic Bank	30,515
1,082	Huntington Bancshares, Inc.	17,009
2,980	JPMorgan Chase & Company	453,644
1,054	KeyCorporation	21,059
139	M&T Bank Corporation	21,074
471	People’s United Financial, Inc.	8,431
442	PNC Financial Services Group, Inc. (The)	77,531
975	Regions Financial Corporation	20,144
49	SVB Financial Group(a)	24,189
1,321	TruistFinancial Corporation	77,041
1,389	US Bancorp	76,826
3,798	Wells Fargo & Company	148,388
173	Zions Bancorp NA	9,508
		1,481,386
	BEVERAGES - 1.4%
175	Brown-Forman Corporation, Class B	12,070
3,879	Coca-Cola Company (The)	204,461
162	Constellation Brands, Inc., Class A	36,936
179	Molson Coors Beverage Company, Class B	9,156
395	Monster Beverage Corporation(a)	35,981
1,355	PepsiCo, Inc.	191,665
		490,269

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 92.0% (Continued)
	BIOTECH & PHARMA - 4.9%
1,693	AbbVie, Inc.	$183,216
213	Alexion Pharmaceuticals, Inc.(a)	32,570
577	Amgen, Inc.	143,563
155	Biogen, Inc.(a)	43,361
2,195	Bristol-Myers Squibb Company	138,570
762	Eli Lilly and Company	142,357
1,166	Gilead Sciences, Inc.	75,359
232	Incyte Corporation(a)	18,855
2,708	Johnson & Johnson	445,060
2,403	Merck & Company, Inc.	185,247
136	Perrigo Company plc	5,504
5,243	Pfizer, Inc.	189,954
80	Regeneron Pharmaceuticals, Inc.(a)	37,851
258	Vertex Pharmaceuticals, Inc.(a)	55,442
718	Viatris, Inc.(a)	10,030
359	Zoetis, Inc.	56,535
		1,763,474
	CABLE & SATELLITE - 0.9%
140	Charter Communications, Inc., Class A(a)	86,383
4,450	Comcast Corporation, Class A	240,790
216	DISH Network Corporation, Class A(a)	7,819
		334,992
	CHEMICALS - 1.7%
224	Air Products and Chemicals, Inc.	63,020
103	Albemarle Corporation	15,049
92	Avery Dennison Corporation	16,896
119	Celanese Corporation	17,827
239	CF Industries Holdings, Inc.	10,846
764	Corteva, Inc.	35,618
723	Dow, Inc.	46,229
676	DuPont de Nemours, Inc.	52,241
126	Eastman Chemical Company	13,875
244	Ecolab, Inc.	52,233
132	FMC Corporation	14,601
101	International Flavors & Fragrances, Inc.	14,101
506	Linde plc	141,750
228	LyondellBasell Industries N.V., Class A	23,723

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 92.0% (Continued)
	CHEMICALS - 1.7% (Continued)
362	Mosaic Company (The)	$11,443
241	PPG Industries, Inc.	36,213
84	Sherwin-Williams Company (The)	61,993
		627,658
	COMMERCIAL SUPPORT SERVICES - 0.3%
74	Cintas Corporation	25,257
211	Republic Services, Inc.	20,963
114	Robert Half International, Inc.	8,900
210	Rollins, Inc.	7,228
410	Waste Management, Inc.	52,898
		115,246
	CONSTRUCTION MATERIALS - 0.1%
67	Martin Marietta Materials, Inc.	22,500
143	Vulcan Materials Company	24,131
		46,631
	CONTAINERS & PACKAGING - 0.3%
1,530	Amcor plc	17,870
345	Ball Corporation	29,236
392	International Paper Company	21,195
94	Packaging Corp of America	12,641
158	Sealed Air Corporation	7,240
314	Westrock Company	16,344
		104,526
	DATA CENTER REIT - 0.3%
206	Digital Realty Trust, Inc.	29,013
82	Equinix, Inc.	55,726
		84,739
	DIVERSIFIED INDUSTRIALS - 1.7%
582	3M Company	112,140
151	Dover Corporation	20,707
364	Eaton Corp PLC	50,334
611	Emerson Electric Company	55,124
9,244	General Electric Company	121,374
728	Honeywell International, Inc.	158,027
296	Illinois Tool Works, Inc.	65,570
154	Pentair plc	9,597
		592,873

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 92.0% (Continued)
	E-COMMERCE DISCRETIONARY - 3.7%
415	Amazon.com, Inc.(a)	$1,284,042
740	eBay, Inc.	45,318
120	Etsy, Inc.(a)	24,200
		1,353,560
	ELECTRIC UTILITIES - 2.5%
691	AES Corporation (The)	18,526
279	Alliant Energy Corporation	15,111
277	Ameren Corporation	22,537
540	American Electric Power Company, Inc.	45,738
521	CenterPoint Energy, Inc.	11,801
327	CMS Energy Corporation	20,019
298	Consolidated Edison, Inc.	22,290
745	Dominion Energy, Inc.	56,590
204	DTE Energy Company	27,161
685	Duke Energy Corporation	66,123
399	Edison International	23,381
214	Entergy Corporation	21,287
241	Evergy, Inc.	14,347
382	Eversource Energy	33,077
1,024	Exelon Corporation	44,790
621	FirstEnergy Corporation	21,542
1,908	NextEra Energy, Inc.	144,263
238	NRG Energy, Inc.	8,980
108	Pinnacle West Capital Corporation	8,786
815	PPL Corporation	23,505
561	Public Service Enterprise Group, Inc.	33,778
311	Sempra Energy	41,232
1,131	Southern Company (The)	70,302
346	WEC Energy Group, Inc.	32,382
574	Xcel Energy, Inc.	38,177
		865,725
	ELECTRICAL EQUIPMENT - 1.1%
140	A O Smith Corporation	9,465
96	Allegion plc	12,060
218	AMETEK, Inc.	27,845
584	Amphenol Corporation, Class A	38,526
729	Carrier Global Corporation	30,778

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 92.0% (Continued)
	ELECTRICAL EQUIPMENT - 1.1% (Continued)
316	Fortive Corporation	$22,322
810	Johnson Controls International plc	48,334
193	Keysight Technologies, Inc.(a)	27,676
397	Otis Worldwide Corporation	27,175
103	Rockwell Automation, Inc.	27,340
95	Roper Technologies, Inc.	38,317
321	TE Connectivity Ltd.	41,445
249	Trane Technologies plc	41,224
126	Vontier Corporation(a)	3,814
		396,321
	ENGINEERING & CONSTRUCTION - 0.1%
134	Jacobs Engineering Group, Inc.	17,322
155	Quanta Services, Inc.	13,637
86	Technip Energies N.V. - ADR(a)	1,290
		32,249
	ENTERTAINMENT CONTENT - 1.5%
831	Activision Blizzard, Inc.	77,283
352	Discovery, Inc. - Series C(a)	12,985
163	Discovery, Inc. - Series A(a)	7,084
319	Electronic Arts, Inc.	43,183
339	Fox Corporation, Class A	12,241
154	Fox Corporation, Class B	5,379
122	Take-Two Interactive Software, Inc.(a)	21,557
459	ViacomCBS, Inc., Class B	20,701
1,908	Walt Disney Company (The)	352,065
		552,478
	FOOD - 0.9%
177	Campbell Soup Company	8,898
524	Conagra Brands, Inc.	19,702
649	General Mills, Inc.	39,797
168	Hershey Company (The)	26,571
279	Hormel Foods Corporation	13,331
118	J MSmucker Company (The)	14,931
269	Kellogg Company	17,028
635	Kraft Heinz Company (The)	25,400
139	Lamb Weston Holdings, Inc.	10,770
262	McCormick & Company, Inc.	23,360

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 92.0% (Continued)
	FOOD - 0.9% (Continued)
1,397	Mondelez International, Inc., Class A	$81,765
321	Tyson Foods, Inc., Class A	23,850
		305,403
	GAS & WATER UTILITIES - 0.1%
201	American Water Works Company, Inc.	30,134
132	Atmos Energy Corporation	13,048
372	NiSource, Inc.	8,969
		52,151
	HEALTH CARE FACILITIES & SERVICES - 2.7%
157	AmerisourceBergen Corporation	18,537
252	Anthem, Inc.	90,455
291	Cardinal Health, Inc.	17,678
164	Catalent, Inc.(a)	17,271
657	Centene Corporation(a)	41,989
325	Cigna Corporation	78,566
1,386	CVS Health Corporation	104,269
88	DaVita, Inc.(a)	9,484
257	HCA Healthcare, Inc.	48,403
142	Henry Schein, Inc.(a)	9,832
135	Humana, Inc.	56,599
174	IQVIA Holdings, Inc.(a)	33,606
95	Laboratory Corp of America Holdings(a)	24,228
190	McKesson Corporation	37,058
130	Quest Diagnostics, Inc.	16,684
918	UnitedHealth Group, Inc.	341,560
76	Universal Health Services, Inc., Class B	10,138
		956,357
	HEALTH CARE REIT - 0.2%
527	Healthpeak Properties, Inc.	16,727
373	Ventas, Inc.	19,896
410	Welltower, Inc.	29,368
		65,991
	HOME & OFFICE PRODUCTS - 0.1%
137	Leggett & Platt, Inc.	6,254
421	Newell Brands, Inc.	11,274
58	Whirlpool Corporation	12,781
		30,309

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 92.0% (Continued)
	HOME CONSTRUCTION - 0.3%
274	DR Horton, Inc.	$24,419
109	Fortune Brands Home & Security, Inc.	10,444
287	Lennar Corporation, Class A	29,053
287	Masco Corporation	17,191
64	Mohawk Industries, Inc.(a)	12,308
3	NVR, Inc.(a)	14,133
213	PulteGroup, Inc.	11,170
		118,718
	HOTEL REIT - 0.0%(b)
699	Host Hotels & Resorts, Inc.	11,778

	HOUSEHOLD PRODUCTS - 1.5%
272	Church & Dwight Company, Inc.	23,759
139	Clorox Company (The)	26,810
826	Colgate-Palmolive Company	65,114
222	Estee Lauder Companies, Inc. (The), Class A	64,569
314	Kimberly-Clark Corporation	43,662
2,385	Procter & Gamble Company (The)	323,000
		546,914
	INDUSTRIAL REIT - 0.2%
364	Duke Realty Corporation	15,263
694	Prologis, Inc.	73,564
		88,827
	INDUSTRIAL SUPPORT SERVICES - 0.2%
550	Fastenal Company	27,655
66	United Rentals, Inc.(a)	21,734
41	WW Grainger, Inc.	16,438
		65,827
	INFRASTRUCTURE REIT - 0.7%
408	American Tower Corporation	97,537
401	Crown Castle International Corporation	69,024
110	SBA Communications Corporation	30,531
		197,092
	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
922	Bank of New York Mellon Corporation (The)	43,601
118	Cboe Global Markets, Inc.	11,645
387	CME Group, Inc.	79,037

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 92.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.4% (Continued)
326	Goldman Sachs Group, Inc. (The)	$106,602
588	Intercontinental Exchange, Inc.	65,668
1,418	Morgan Stanley	110,123
117	Nasdaq, Inc.	17,253
231	Northern Trust Corporation	24,280
384	State Street Corporation	32,260
		490,469
	INSURANCE - 3.4%
795	Aflac, Inc.	40,688
356	Allstate Corporation (The)	40,904
753	American International Group, Inc.	34,796
220	Aon plc, CLASS A	50,624
164	Arthur J Gallagher & Company	20,462
67	Assurant, Inc.	9,499
2,072	Berkshire Hathaway, Inc., Class B(a)	529,333
464	Chubb Ltd.	73,297
237	Cincinnati Financial Corporation	24,432
38	Everest Re Group Ltd.	9,417
111	Globe Life, Inc.	10,726
396	Hartford Financial Services Group, Inc. (The)	26,449
173	Lincoln National Corporation	10,773
259	Loews Corporation	13,282
532	Marsh & McLennan Companies, Inc.	64,798
806	MetLife, Inc.	48,997
227	Principal Financial Group, Inc.	13,611
652	Progressive Corporation (The)	62,338
407	Prudential Financial, Inc.	37,078
293	Travelers Companies, Inc. (The)	44,067
226	Unum Group	6,290
146	W R Berkley Corporation	11,001
134	Willis Towers Watson plc	30,670
		1,213,532
	INTERNET MEDIA & SERVICES - 6.4%
284	Alphabet, Inc., Class A(a)	585,756
273	Alphabet, Inc., Class C(a)	564,736
41	Booking Holdings, Inc.(a)	95,523
121	Expedia Group, Inc.	20,827

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 92.0% (Continued)
	INTERNET MEDIA & SERVICES - 6.4% (Continued)
2,304	Facebook, Inc., Class A(a)	$678,596
463	Netflix, Inc.(a)	241,529
730	Twitter, Inc.(a)	46,450
96	VeriSign, Inc.(a)	19,081
		2,252,498
	LEISURE FACILITIES & SERVICES - 1.6%
369	Carnival Corporation	9,793
23	Chipotle Mexican Grill, Inc.(a)	32,679
113	Darden Restaurants, Inc.	16,046
38	Domino’s Pizza, Inc.	13,976
284	Hilton Worldwide Holdings, Inc.	34,341
343	Las Vegas Sands Corporation	20,841
127	Live Nation Entertainment, Inc.(a)	10,751
258	Marriott International, Inc., Class A	38,212
707	McDonald’s Corporation	158,468
475	MGM Resorts International	18,045
210	Norwegian Cruise Line Holdings Ltd.(a)	5,794
166	Royal Caribbean Cruises Ltd.	14,211
1,246	Starbucks Corporation	136,150
92	Wynn Resorts Ltd.	11,534
319	Yum! Brands, Inc.	34,509
		555,350
	LEISURE PRODUCTS - 0.0%(b)
146	Hasbro, Inc.	14,034

	MACHINERY - 1.1%
581	Caterpillar, Inc.	134,717
323	Deere & Company	120,848
140	Flowserve Corporation	5,433
73	IDEX Corporation	15,280
342	Ingersoll Rand, Inc.(a)	16,830
109	Parker-Hannifin Corporation	34,382
51	Snap-on, Inc.	11,768
136	Stanley Black & Decker, Inc.	27,155
186	Xylem, Inc.	19,563
		385,976

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 92.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.3%
1,715	Abbott Laboratories	$205,525
44	ABIOMED, Inc.(a)	14,024
299	Agilent Technologies, Inc.	38,015
70	Align Technology, Inc.(a)	37,907
487	Baxter International, Inc.	41,074
297	Becton Dickinson and Company	72,216
21	Bio-Rad Laboratories, Inc., Class A(a)	11,995
1,472	Boston Scientific Corporation(a)	56,893
48	Cooper Companies, Inc. (The)	18,436
615	Danaher Corporation	138,424
214	DENTSPLY SIRONA, Inc.	13,655
94	DexCom, Inc.(a)	33,783
681	Edwards Lifesciences Corporation(a)	56,959
249	Hologic, Inc.(a)	18,521
79	IDEXX Laboratories, Inc.(a)	38,655
157	Illumina, Inc.(a)	60,297
114	Intuitive Surgical, Inc.(a)	84,239
1,329	Medtronic PLC	156,995
23	Mettler-Toledo International, Inc.(a)	26,581
111	PerkinElmer, Inc.	14,240
139	ResMed, Inc.	26,969
83	STERIS plc	15,810
335	Stryker Corporation	81,599
45	Teleflex, Inc.	18,696
395	Thermo Fisher Scientific, Inc.	180,270
88	Varian Medical Systems, Inc.(a)	15,535
61	Waters Corporation(a)	17,334
74	West Pharmaceutical Services, Inc.	20,852
204	Zimmer Biomet Holdings, Inc.	32,656
		1,548,155
	METALS & MINING - 0.3%
1,337	Freeport-McMoRan, Inc.	44,027
880	Newmont Corporation	53,038
		97,065
	MULTI ASSET CLASS REIT - 0.0%(b)
154	Vornado Realty Trust	6,990

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 92.0% (Continued)
	OFFICE REIT - 0.1%
118	Alexandria Real Estate Equities, Inc.	$19,387
139	Boston Properties, Inc.	14,075
69	SL Green Realty Corporation	4,829
		38,291
	OIL & GAS PRODUCERS - 2.4%
372	APA Corporation	6,659
411	Cabot Oil & Gas Corporation	7,719
1,850	Chevron Corporation	193,861
1,271	ConocoPhillips	67,325
376	Devon Energy Corporation	8,216
160	Diamondback Energy, Inc.	11,758
573	EOG Resources, Inc.	41,560
4,422	Exxon Mobil Corporation	246,879
270	Hess Corporation	19,105
152	HollyFrontier Corporation	5,439
1,871	Kinder Morgan, Inc.	31,152
777	Marathon Oil Corporation	8,298
637	Marathon Petroleum Corporation	34,073
850	Occidental Petroleum Corporation	22,627
436	ONEOK, Inc.	22,088
424	Phillips 66	34,573
162	Pioneer Natural Resources Company	25,729
398	Valero Energy Corporation	28,497
1,200	Williams Companies, Inc. (The)	28,428
		843,986
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
649	Baker Hughes Company	14,025
865	Halliburton Company	18,563
390	NOV, Inc.	5,351
1,377	Schlumberger N.V.	37,441
431	TechnipFMC plc	3,327
		78,707
	PUBLISHING & BROADCASTING - 0.0%(b)
306	News Corporation, Class A	7,782
101	News Corporation, Class B	2,369
		10,151

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 92.0% (Continued)
	REAL ESTATE SERVICES - 0.1%
330	CBRE Group, Inc., Class A(a)	$26,106

	RESIDENTIAL REIT - 0.2%
137	AvalonBay Communities, Inc.	25,278
334	Equity Residential	23,924
64	Essex Property Trust, Inc.	17,398
117	Mid-America Apartment Communities, Inc.	16,890
311	UDR, Inc.	13,640
		97,130
	RETAIL - CONSUMER STAPLES - 1.5%
392	Costco Wholesale Corporation	138,172
225	Dollar General Corporation	45,590
247	Dollar Tree, Inc.(a)	28,272
900	Kroger Company (The)	32,391
455	Target Corporation	90,122
881	Walgreens Boots Alliance, Inc.	48,367
1,263	Walmart, Inc.	171,552
		554,466
	RETAIL - DISCRETIONARY - 2.2%
63	Advance Auto Parts, Inc.	11,560
23	AutoZone, Inc.(a)	32,299
213	BestBuy Company, Inc.	24,455
152	CarMax,Inc. (a)	20,164
226	Gap,Inc. (The)	6,730
149	Genuine Parts Company	17,223
1,006	Home Depot, Inc. (The)	307,082
216	L Brands, Inc.	13,362
767	Lowe’s Companies, Inc.	145,868
75	O’Reilly Au tomotive, Inc.(a)	38,044
356	RossStores, Inc.	42,688
1,188	TJX Companies, Inc. (The)	78,586
114	Tractor Supply Company	20,187
61	Ulta Beauty, Inc.(a)	18,859
		777,107
	RETAIL REIT - 0.2%
69	Federal Realty Investment Trust	7,000

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 92.0% (Continued)
	RETAIL REIT - 0.2% (Continued)
425	Kimco Realty Corporation	$7,969
329	Realty Income Corporation	20,892
155	Regency Centers Corporation	8,790
323	Simon Property Group, Inc.	36,748
		81,399
	SELF-STORAGE REIT - 0.1%
123	Extra Space Storage, Inc.	16,304
151	Public Storage	37,261
		53,565
	SEMICONDUCTORS - 4.8%
909	Advanced Micro Devices, Inc.(a)	71,357
368	Analog Devices, Inc.	57,069
984	Applied Materials, Inc.	131,462
410	Broadcom, Inc.	190,101
3,816	Intel Corporation	244,224
37	IPG Photonics Corporation(a)	7,805
153	KLA Corporation	50,551
135	Lam Research Corporation	80,357
259	Maxim Integrated Products, Inc.	23,665
216	Microchip Technology, Inc.	33,528
942	Micron Technology, Inc.(a)	83,094
589	NVIDIA Corporation	314,484
111	Qorvo, Inc.(a)	20,280
1,140	QUALCOMM, Inc.	151,153
161	Skyworks Solutions, Inc.	29,540
161	Teradyne, Inc.	19,590
899	Texas Instruments, Inc.	169,902
243	Xilinx, Inc.	30,108
		1,708,270
	SOFTWARE - 7.5%
441	Adobe, Inc.(a)	209,638
150	Akamai Technologies, Inc.(a)	15,285
83	ANSYS, Inc.(a)	28,183
224	Autodesk, Inc.(a)	62,082
261	Cadence Design Systems, Inc.(a)	35,754
303	Cerner Corporation	21,780
121	Citrix Systems, Inc.	16,984

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 92.0% (Continued)
	SOFTWARE - 7.5% (Continued)
130	Fortinet, Inc.(a)	$23,975
246	Intuit, Inc.	94,233
7,444	Microsoft Corporation	1,755,072
581	NortonLifeLock, Inc.	12,352
2,082	Oracle Corporation	146,094
47	Paycom Software, Inc.(a)	17,393
771	salesforce.com, Inc.(a)	163,352
169	ServiceNow, Inc.(a)	84,519
135	Synopsys, Inc.(a)	33,450
40	Tyler Technologies, Inc.(a)	16,981
		2,737,127
	SPECIALTY FINANCE - 0.5%
643	American Express Company	90,946
431	Capital One Financial Corporation	54,836
286	Discover Financial Services	27,167
541	Synchrony Financial	21,997
		194,946
	SPECIALTY REIT - 0.0%(b)
316	Iron Mountain, Inc.	11,695

	STEEL - 0.1%
304	Nucor Corporation	24,402

	TECHNOLOGY HARDWARE - 7.0%
16,418	Apple, Inc.	2,005,458
51	Arista Networks, Inc.(a)	15,396
4,461	Cisco Systems, Inc.	230,677
752	Corning, Inc.	32,720
61	F5 Networks, Inc.(a)	12,726
127	FLIR Systems, Inc.	7,172
149	Garmin Ltd.	19,646
1,288	Hewlett Packard Enterprise Company	20,273
1,352	HP, Inc.	42,926
342	Juniper Networks, Inc.	8,663
161	Motorola Solutions, Inc.	30,276
217	NetApp, Inc.	15,769
217	Seagate Technology PLC	16,655

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 92.0% (Continued)
	TECHNOLOGY HARDWARE - 7.0% (Continued)
302	Western Digital Corporation	$20,159
165	Xerox Holdings Corporation	4,005
51	Zebra Technologies Corporation, Class A(a)	24,744
		2,507,265
	TECHNOLOGY SERVICES - 5.5%
643	Accenture plc, Class A	177,629
435	Automatic Data Processing, Inc.	81,984
115	Broadridge Financial Solutions, Inc.	17,607
142	CDW Corporation/DE	23,537
524	Cognizant Technology Solutions Corporation, Class A	40,935
249	DXC Technology Company	7,784
114	Equifax, Inc.	20,649
615	Fidelity National Information Services, Inc.	86,475
568	Fiserv, Inc.(a)	67,615
82	FleetCor Technologies, Inc.(a)	22,028
88	Gartner, Inc.(a)	16,064
280	Global Payments, Inc.	56,442
303	IHS Markit Ltd.	29,324
897	International Business Machines Corporation	119,534
80	Jack Henry & Associates, Inc.	12,138
124	Leidos Holdings, Inc.	11,939
39	MarketAxess Holdings, Inc.	19,419
855	Mastercard, Inc., Class A	304,423
166	Moody’s Corporation	49,569
83	MSCI, Inc.	34,800
344	Nielsen Holdings plc	8,652
311	Paychex, Inc.	30,484
1,093	PayPal Holdings, Inc.(a)	265,424
208	S&P Global, Inc.	73,397
170	Verisk Analytics, Inc.	30,037
1,637	Visa, Inc., Class A	346,601
411	Western Union Company (The)	10,135
		1,964,625
	TELECOMMUNICATIONS - 1.4%
7,017	AT&T, Inc.	212,405
1,036	Lumen Technologies, Inc.	13,831
424	T-Mobile US, Inc.(a)	53,123

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS – 92.0% (Continued)
	TELECOMMUNICATIONS - 1.4% (Continued)
3,977	Verizon Communications, Inc.	$231,262
		510,621
	TIMBER REIT - 0.1%
729	Weyerhaeuser Company	25,952

	TOBACCO & CANNABIS - 0.7%
1,895	Altria Group, Inc.	96,948
1,586	Philip Morris International, Inc.	140,742
		237,690
	TRANSPORTATION & LOGISTICS - 1.8%
124	Alaska Air Group, Inc.	8,582
442	American Airlines Group, Inc.	10,564
134	CH Robinson Worldwide, Inc.	12,788
777	CSX Corporation	74,918
620	Delta Air Lines, Inc.	29,934
179	Expeditors International of Washington, Inc.	19,277
221	FedEx Corporation	62,773
89	JB Hunt Transport Services, Inc.	14,958
98	Kansas City Southern	25,864
253	Norfolk Southern Corporation	67,936
94	Old Dominion Freight Line, Inc.	22,599
534	Southwest Airlines Company	32,606
646	Union Pacific Corporation	142,384
244	United Airlines Holdings, Inc.(a)	14,040
706	United Parcel Service, Inc., Class B	120,012
		659,235
	TRANSPORTATION EQUIPMENT - 0.2%
149	Cummins, Inc.	38,607
356	PACCAR, Inc.	33,080
178	Westinghouse Air Brake Technologies Corporation	14,090
		85,777
	WHOLESALE - CONSUMER STAPLES - 0.2%
612	Archer-Daniels-Midland Company	34,884
526	Sysco Corporation	41,417
		76,301
	WHOLESALE - DISCRETIONARY - 0.1%
176	Copart, Inc.(a)	19,116

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares				Fair Value
	COMMON STOCKS – 92.0% (Continued)
	WHOLESALE - DISCRETIONARY - 0.1% (Continued)
268	LKQ Corporation(a)			$11,344
39	Pool Corporation			13,464
				43,924

	TOTAL COMMON STOCKS (Cost $23,668,405)			32,955,129

	EXCHANGE-TRADED FUNDS — 2.7%
	EQUITY - 2.7%
2,478	SPDR S&P 500 ETF Trusts			982,106

	TOTAL EXCHANGE-TRADED FUNDS (Cost$597,882)			982,106

	SHORT-TERM INVESTMENTS — 4.7%
	MONEY MARKET FUNDS - 4.7%
1,677,257	Fidelity Government Portfolio, Institutional Class, 0.01% (Cost $1,677,257)(c)			1,677,257

	TOTAL INVESTMENTS - 99.4% (Cost $25,943,544)			$35,614,492
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%			213,094
	NET ASSETS - 100.0%			$35,816,338

OPEN FUTURES CONTRACTS
Number of			Notional	Unrealized
Contracts	Open Short Futures Contracts	Expiration	Amount(d)	Depreciation
12	CME E-Mini Standard & Poor’s 500 Index Future	06/18/2021	$2,380,440	$(2,490)

	TOTAL FUTURES CONTRACTS

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2021.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2021

ASSETS
Investment securities, at cost	$25,943,544
Investment securities, at fair value	$35,614,492
Segregated cash at broker	237,879
Dividends and interest receivable	28,456
Prepaid expenses	6,891
TOTAL ASSETS	35,887,718

LIABILITIES
Unrealized depreciation on open short futures contracts	2,490
Investment advisory fees payable, net	46,681
Payable to related parties	2,186
Accrued expenses and other liabilities	20,023
TOTAL LIABILITIES	71,380
NET ASSETS	$35,816,338

COMPOSITION OF NET ASSETS:
Paid in capital	$29,565,208
Accumulated Earnings	6,251,130
NET ASSETS	$35,816,338

NET ASSET VALUE PER SHARE:
Class I Shares:
Net Assets	$35,816,338
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,198,337
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.20

(a)	The Fund will impose a 1.00% redemption fee for any redemptions of Fund shares occurring within 60 days of purchase.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2021

INVESTMENT INCOME
Dividends	$268,481
Interest	104
Less: Foreign withholding taxes	(127)
TOTAL INVESTMENT INCOME	268,458

EXPENSES
Advisory fees	260,847
Administrative services fees	30,997
Accounting services fees	13,532
Transfer agent fees	12,408
Compliance officer fees	10,980
Audit fees	9,653
Legal fees	9,571
Interest expenses	9,241
Trustees fees and expenses	7,101
Printing and postage expenses	5,957
Registration fees	5,808
Custodian fees	3,541
Third party administrative services fees	182
Insurance expense	77
Other expenses	2,886
TOTAL EXPENSES	382,781
Fees recaptured by the Advisor	11,276
TOTAL NET EXPENSES	394,057

NET INVESTMENT LOSS	(125,599)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	769,744
Futures contracts	(2,854,381)
Net Realized Loss	(2,084,637)

Net change in unrealized appreciation (depreciation) on:
Investments	4,457,577
Futures contracts	(10,240)
Net Change in Unrealized Appreciation	4,447,337

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,362,700

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,237,101

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2021	September 30, 2020
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(125,599)	$(304,040)
Net realized loss from investments and futures contracts	(2,084,637)	(688,343)
Net change in unrealized appreciation on investments, and futures contracts	4,447,337	2,480,891
Net increase in net assets resulting from operations	2,237,101	1,488,508

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class I	—	(351,214)
Total distributions to shareholders	—	(351,214)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	853,206	14,596,863
Net asset value of shares issued in reinvestment of distributions:
Class I	—	351,214
Redemption fee proceeds:
Class I	—	61.00
Payments for shares redeemed:
Class I	(549,181)	(11,359,662)
Net increase from shares of beneficial interest transactions	304,025	3,588,476

NET INCREASE IN NET ASSETS	2,541,126	4,725,770

NET ASSETS
Beginning of Period	33,275,212	28,549,442
End of Period	$35,816,338	$33,275,212

SHARE ACTIVITY
Class I:
Shares Sold	78,681	1,420,793
Shares Reinvested	—	34,912
Shares Redeemed	(50,554)	(1,118,860)
Net increase in shares of beneficial interest outstanding	28,127	336,845

See accompanying notes to financial statements.

Persimmon Long/Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2021		September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016
	(Unaudited)
Net asset value, beginning of period	$10.50		$10.08	$11.18	$11.23	$10.41	$10.90
Income (loss) from investment operations:
Net investment loss (1)	(0.04)		(0.10)	(0.13)	(0.31)	(0.28)	(0.37)
Net realized and unrealized gain (loss) on investments (2)	0.74		0.64	(0.63)	0.93	1.10	0.40
Total from investment operations	0.70		0.54	(0.76)	0.62	0.82	0.03
Less distributions from:
Net realized gains	—		(0.12)	(0.34)	(0.67)	—	(0.52)
Total distributions	—		(0.12)	(0.34)	(0.67)	—	(0.52)
Net asset value, end of period	$11.20		$10.50	$10.08	$11.18	$11.23	$10.41
Total return (3)	6.67	% (8)	5.47%	(6.72)%	5.80%	7.88%	0.17%
Net assets, at end of period (000s)	$35,816		$33,275	$28,549	$31,633	$23,079	$27,518
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets before fee waiver/recapture (4)(6)(7)	2.21	% (9)	2.44%	2.85%	3.88%	4.17%	4.33%
Ratio of net expenses to average net assets after fee waiver/recapture (6)(7)	2.26	% (9)	2.57%	2.90%	3.69%	3.86%	4.33%
Ratio of net investment loss to average net assets before fee waiver/recapture (5)(7)	(0.66	)% (9)	(0.85)%	(1.20)%	(2.96)%	(2.97)%	(3.56)%
Ratio of net investment loss to average net assets after fee waiver/recapture (5)(7)	(0.71	)% (9)	(0.98)%	(1.24)%	(2.78)%	(2.66)%	(3.44)%
Portfolio Turnover Rate	7	% (8)	227%	326%	263%	86%	207%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net assets value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions, if any. Total returns would have been lower absent the fee waiver.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(5)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	2.16	% (9)	2.36%	2.53%	2.93%	3.09%	2.89%
Net expenses to average net assets	2.21	% (9)	2.49%	2.58%	2.75%	2.78%	2.89%

(7)	Ratio does not include the expenses of other investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2021

1.	ORGANIZATION

The Persimmon Long/Short Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on December 31, 2012. The Fund seeks long-term capital appreciation.

The Fund offers Class I shares. Effective May 25, 2016, sales and operations of Class A shares of the Fund were suspended. A principal of the investment advisor solely held the Class A shares for the period from October 1, 2015 to May 25, 2016. The Fund may recommence offering and operation of Class A shares of the Fund in the future. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees. Class I shares are subject to a 1.00% redemption fee on redemptions made within 60 days of the original purchase.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair values. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between- the current bid and ask prices on the valuation date. The independent- pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost, which approximates fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under U.S. GAAP are described below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available and may require significant management judgment or estimation.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2021 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$32,955,129	$—	$—	$32,955,129
Exchange-Traded Funds	982,106	—	—	982,106
Short-Term Investment	1,677,257	—	—	1,677,257
Total	$35,614,492	$—	$—	$35,614,492
Derivatives*
Futures Contracts	$(2,490)	$—	$—	$(2,490)
Total	$(2,490)	$—	$—	$(2,490)

*	Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 3 securities during the year.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code, as amended, that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax years (2018-2020) or expected to be taken in the Fund’s 2021 returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended March 31, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and options amounted to $2,189,520 and $3,185,314, respectively.

Futures Contracts - The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021

Segregated Cash at Broker – The Fund, as of March 31, 2021, has $237,879 of cash on hand at two prime brokers representing the proceeds of securities sold short. Withdrawal of these amounts is restricted based on the level of short trading in the Fund.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The derivative instruments outstanding, as of March 31, 2021, as disclosed in the Notes to the Financial Statements, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities for the six months ended March 31, 2021:

Derivative	Risk Type	Statement of Assets and Liabilities	Fair Value
Futures contracts	Equity	Unrealized depreciation on open short futures contracts	$(2,490)

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended March 31, 2021:

Derivative Investment Type	Location of Gain/Loss on Derivative
Equity	Net realized loss on futures contracts
Net change in unrealized depreciation on futures contracts

The following is a summary of the Fund’s derivative investments activity recognized in the Statement of Operations categorized by primary risk exposure for the six months ended March 31, 2021:

			Change in unrealized
		Realized loss on	depreciation on futures
Derivative Investment Type	Primary Risk Exposure	futures contracts	contracts
Futures	Equity	$(2,854,381)	$(10,240)

Offsetting of Financial Assets and Derivative Assets – The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2021 for the Fund.

Assets				Gross Amounts Not Offset in the
Statement of Assets & Liabilities
Net Amounts of Assets
	Gross Amounts of	Gross Amounts of	Presented in the Statement	Financial	Cash Collateral
Description	Recognized Assets	Recognized Liabilities	of Assets & Liabilities (1)	Instruments	Pledged		Net Amount
Futures contracts	$—	$(2,490)	$(2,490)	$—	$2,490	(2)	$—

(1)	Value as presented in the Portfolio of Investments

(2)	Total collateral pledged at broker, not for the futures contracts, at March 31, 2021 was $237,879.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Persimmon Capital Management L.P. serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee computed and accrued daily and paid monthly, at an annual rate of 1.25% of the average daily net assets. Prior to January 1, 2021, the Fund paid the Advisor at an annual rate of 1.75% of the Fund’s average daily net assets. For the six months ended March 31, 2021, the advisory fees incurred by the Fund amounted to $260,847.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2022, to ensure that Total Annual Fund Operating Expenses (exclusive of any front- end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expenses on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses (such as litigation expenses, which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor) will not exceed 1.99% of the daily average net assets attributable to Class I shares. Prior to January 1, 2021, the Advisor contractually agreed to waive all or part of its advisory fees or absorb expenses so that the total annual operating expenses did not exceed 2.49% of the Fund’s average daily net assets. The Advisor may seek reimbursement only for fees waived or expenses paid by it during the prior three years; provided, however, that such fees and expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement). Reimbursements will only be sought if total expenses remain below the expenses limitation in place now or at the time of waiver or reimbursement. The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2021, the Advisor recaptured expenses in the amount of $11,276.

Northern Lights Distributors, LLC (the “Distributor) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s Class I shares. During the six months ended March 31, 2021, the Distributor did not receive any underwriting commissions for sales of Class I shares.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2021, are as follows:

Cost for Federal Tax purposes	$25,941,042

Unrealized Appreciation	9,771,726
Unrealized Depreciation	(98,276)
Tax net Unrealized Appreciation	$9,673,450

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended September 30, 2020 and September 30, 2019 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2020	September 30, 2019
Ordinary Income	$—	$—
Long-Term Capital Gain	35,118	966,781
Return of Capital	96	—
	$35,214	$966,781

As of September 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(980,412)	$(220,073)	$—	$5,214,514	$4,014,029

The difference between book basis and tax basis accumulated net investment losses, accumulated net realized gain (loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open Section 1256 futures contracts, adjustments for real estate investment trusts and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $189,451.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $790,961.

At September 30, 2020, the Fund had capital loss carry forwards (“CLCF”) for federal income tax purposes available to offset future capital gains, as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$12,036	$208,037	$220,073	$—

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, net operating losses, and distributions in excess, resulted in reclassification for the year ended September 30, 2020 as follows:

Accumulated
Paid in Capital	Earning/(Losses)
$(371,390)	$371,390

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of March 31, 2021, Charles Schwab was the record owner of 26.45% of the outstanding shares and Pershing was the record owners of 73.55%.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Persimmon Long/Short Fund
EXPENSE EXAMPLES (Unaudited)
March 31, 2021

As a shareholder of the Persimmon Long/Short Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Persimmon Long Short/Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period beginning October 1, 2020 and ended March 31, 2021.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2. Hypothetical Expenses

Table 2 “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Persimmon Long Short/Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual Expenses	Annualized Expense Ratio ** 10/1/2020 - 3/31/2021	Beginning Account Value 10/1/2020	Ending Account Value 3/31/2021	Expenses Paid During Period 10/1/2020 - 3/31/2021
Class I	2.21%	$1,000.00	$1,066.70	$11.39
Hypothetical Expenses	Annualized Expense Ratio ** 10/1/2020 - 3/31/2021	Beginning Account Value 10/1/2020	Ending Account Value 3/31/2021	Expenses Paid During Period * 10/1/2020 - 3/31/2021
Class I	2.21%	$1,000.00	$1,013.91	$11.09

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	Annualized expense ratio does not include interest expense or dividend expense.

Renewal of Advisory Agreement – Persimmon Long/Short Fund*

In connection with a meeting held on November 23-24, 2020, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Persimmon Capital Management, LLC (“PCM” or the “Adviser”) and the Trust, with respect to the Persimmon Long/Short Fund (“Persimmon”). In considering the renewal of the Advisory Agreement, the Board reviewed materials specifically relating to Persimmon and the Advisory Agreement.

The Board discussed the Adviser’s presentation and materials. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services. The Board noted PCM was founded in 1998 to provide investment consulting services to high net worth families, foundations and endowments, and had approximately $245 million in assets under management. The Board recognized the academic credentials and industry experience of PCM’s key personnel. The Board acknowledged that PCM was now managing Persimmon without sub-advisers and used a proprietary quantitative model to select equity securities, mitigate downside risk during unfavorable markets and seek to minimize tax liability of realized capital gains. The Board remarked that PCM developed a proprietary risk monitoring solution that utilized a series of daily portfolio files from the fund administrator to generate a risk monitoring report. It discussed that PCM reviewed its broker-dealer for commissions, quality and speed of execution on a quarterly basis. The Board acknowledged that the transition from a multi-manager structure to a self-managed model appeared to have benefited Persimmon. The Board concluded that it expected PCM to continue to provide satisfactory service to Persimmon and its shareholders.

Performance. The Board focused on Persimmon’s returns for the 1-year period since previous returns reflected the impact on performance of its prior sub-advisers. The Board recognized that Persimmon outperformed its peer group and Morningstar category and was in the first quartile among its peer group for the 1-year period although it underperformed the S&P 500 Total Return Index for the same period. The Board noted that Persimmon was able to recapture its losses during the market drawdown in the first quarter of 2020 and participate in the market recovery. The Board determined that PCM should continue managing Persimmon’s revised strategy over a full market cycle.

Fees and Expenses. The Board discussed that PCM’s current 1.75% advisory fee for Persimmon was the high of its peer group, but below the Morningstar category high of 2.25%. The Board commented that Persimmon’s net expense ratio was the high of its peer group. The Board considered PCM’s rationale that Persimmon’s smaller size compared to the funds or fund families in its peer group and Morningstar category lent itself to higher expenses and that PCM had made efforts to reduce expenses within Persimmon to align its fee structure with its peers. The Board discussed the proposed annual fee of 1.25%, noting that the lower fee was more in line with the peers and category metrics, and concluded the fee concession by PCM represented a reasonable reduction considering the elimination of the sub-adviser expense. Given these and other considerations, the Board concluded that PCM’s new advisory fee for Persimmon was not unreasonable.

Economies of Scale. The Board discussed the size of Persimmon and its prospects for growth, concluding that it had not yet achieved meaningful economies that would necessitate the establishment of breakpoints. The Board noted PCM agreed to discuss the implementation of breakpoints as Persimmon’s assets grew and PCM achieved material economies of scale related to its operation. The Board agreed to monitor and revisit the issue at the appropriate time.

Profitability. The Board reviewed PCM’s profitability analysis in connection with its management of Persimmon over the past year and acknowledged that PCM earned a reasonable, albeit modest, profit. The Board concluded that PCM’s profitability was not excessive.

Conclusion. Having requested and reviewed such information from PCM as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded the new advisory fee for Persimmon was not unreasonable, and renewal of the Advisory Agreement was in the best interests of Persimmon and its shareholders.

*Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of Persimmon.

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-233-8300 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-233-8300.

INVESTMENT ADVISOR
Persimmon Capital Management, LP
1777 Sentry Parkway West
VEVA 14, Suite 102
Blue Bell, PA 19422

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Persimmon-SA21

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. (a) Not applicable to open-end investment companies.

(b) Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 6/8/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 6/8/21

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 6/8/21